INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

At December 31, 2021 and 2020 deferred tax assets consist of the following:

	December 31, 2021	December 31, 2020
Federal loss carryforwards	$2,347,266	$1,309,534
Less: valuation allowance	(2,347,266)	(1,309,534)
	$-	$-